S000088432 [Member] Investment Strategy - iShares Nasdaq-100 ex Top 30 ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Nasdaq-100 ex Top 30 Index® (the “Underlying Index”), which measures the performance of approximately 70 securities of domestic and international non-financial companies listed on Nasdaq (on the Nasdaq Global Select Market or the Nasdaq Global Market) based on market capitalization, as determined by Nasdaq, Inc. (the “Index Provider or “Nasdaq”). The Underlying Index is a subset of the Nasdaq-100 Index (the “Parent Index”) and represents securities ranked 31st through 100th in the Parent Index when ranked by market capitalization as determined by Nasdaq. The securities in the Underlying Index are weighted based on the market value of their outstanding shares subject to capping. The Underlying Index is reconstituted and rebalanced quarterly in March, June, September, and December. For capping purposes, at each quarterly rebalance, the weight of any single issuer will not exceed 22.5% of the Underlying Index; and the aggregate weight of issuers with individual weights exceeding 4.5% will not exceed 48% of the Underlying Index. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition.
As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of Nasdaq, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.